Shareholder Fees	Mar. 01, 2026
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 45/55 FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 BETA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 60/40 ALPHA PLUS FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MAGNUS 75/25 FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS ULTRA SHORT BOND FUND | Institutional Shares
Prospectus [Line Items]
Exchange Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS SHORT DURATION BOND FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(0.00%)
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS OPPORTUNISTIC BOND FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS BOND FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS EQUITY INDEX FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS MULTI-STYLE US EQUITY FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
CATHOLIC RESPONSIBLE INVESTMENTS INTERNATIONAL SMALL-CAP FUND | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)